UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JLS

Nuveen Mortgage Opportunity Term Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 130.6% (95.0% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 130.6% (95.0% of Total Investments)

	Residential – 130.6%

$2,020	AmeriCredit Automobile Receivables Trust 2014-1	2.540%	6/08/20	A–	$2,046,140
1,461	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	1,459,482
6,500	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	1.015%	10/25/35	B1	5,484,253
2,590	Atlas Senior Loan Fund Ltd, Series 2012 -2A, 144A	4.725%	1/30/24	BBB	2,590,000
2,650	Babson CLO Limited, Series 2012-2A, 144A	4.417%	5/15/23	BBB	2,643,741
2,037	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	1,775,652
3,261	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.822%	7/20/36	Baa1	3,068,756
3,125	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	2,844,217
1,994	Banc of America Mortgage Securities Inc., Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	1,805,252
2,020	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.784%	9/10/45	Baa3	2,016,951
596	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.974%	5/20/36	Caa2	563,368
5,620	Bank of America Funding Trust, 2007-A 2A1	0.692%	2/20/47	CCC	4,837,258
3,225	BB UBS Trust, Series 2012-SHOW, 144A	4.160%	11/05/36	Baa1	3,185,652
6,807	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.695%	1/25/37	Caa3	5,470,691
5,393	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.705%	3/25/37	Caa3	5,020,479
2,223	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	3.154%	6/25/35	Caa2	2,081,696
3,521	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.928%	10/25/36	D	3,034,256
4,700	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	4.691%	6/25/47	D	4,275,853
1,184	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.973%	2/25/36	Caa3	990,416
4,504	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.880%	2/25/36	Caa3	4,065,340
2,767	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.944%	2/25/47	D	2,290,984
4,668	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.931%	8/25/46	Ca	3,559,012
6,490	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	1.005%	10/25/35	BB–	5,957,030
4,972	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.675%	6/25/37	Caa1	4,587,216
1,955	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH, 144A	4.774%	12/15/27	BB–	1,937,037
4,643	Chaseflex Trust Series 2007-2	0.805%	5/25/37	CCC	4,127,987
975	CIFC Funding Limited, Series 2012-2A, 144A	4.485%	12/05/24	BBB	974,986
2,100	CIFC Funding Limited, Series 2014-3A, 144A	4.102%	7/22/26	Baa3	1,967,876
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	509,190
993	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.963%	3/25/36	Caa3	905,802
1,157	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.135%	8/25/35	Caa2	1,082,757
6,591	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.745%	1/25/37	CCC	4,677,119
1,216	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	3.126%	7/25/37	Caa3	1,147,418

NUVEEN	1

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,792	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	3.070%	11/25/36	D	$1,508,209
2,777	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	3.154%	11/25/36	D	2,512,241
315	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.929%	10/15/45	A–	323,910
3,820	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.724%	10/15/45	BBB	3,736,815
1,130	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	1,063,463
1,861	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	2.800%	11/25/35	Caa3	1,350,401
504	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	378,303
4,268	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	3,380,070
1,645	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Ca	1,167,938
4,735	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.665%	8/25/37	Caa2	3,698,925
1,029	Countrywide Asset Backed Certificates Trust 2005-IM1	0.925%	11/25/35	A+	1,021,067
1,868	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.818%	3/20/36	Caa3	1,489,861
1,055	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.137%	2/20/36	Caa2	879,654
3,841	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	2.697%	11/20/35	Caa3	3,206,181
4,789	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1	3.030%	4/25/37	D	4,331,095
3,412	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.795%	11/25/35	BBB+	3,150,332
730	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.735%	6/25/37	Caa2	678,481
2,760	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	3.477%	3/25/36	Caa3	2,120,326
883	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.254%	5/25/36	D	816,491
2,100	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.943%	4/15/50	BBB–	1,747,800
4,700	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.506%	8/15/48	BBB–	3,521,472
1,895	Dryden Senior Loan Fund, Series 2014-36A, 144A	4.382%	11/09/25	BBB	1,846,988
4,000	Fannie Mae Connecticut Avenue Securities , Series 2014-C04	5.425%	11/25/24	N/R	4,323,245
3,297	Fannie Mae, Connecticut Ave Securities, Series 2015-C04	6.225%	4/25/28	N/R	3,587,003
842	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04	1.975%	1/25/29	Baa3	847,214
3,850	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.825%	2/25/25	B+	4,035,020
5,290	Fannie Mae, Connecticut Avenue Securities, Series 2015-C02	4.525%	5/25/25	N/R	5,501,986
1,900	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.525%	7/25/25	N/R	2,027,846
1,240	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.525%	7/25/25	N/R	1,329,994
2,000	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	11.244%	1/25/29	N/R	2,207,665
2,780	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	4.975%	1/25/29	B	2,871,956
2,403	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,963,202
2,175	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,777,165
3,113	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.823%	9/25/35	Caa2	2,739,341
2,917	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	2.676%	5/25/36	Ca	2,341,164
1,640	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.969%	8/25/37	D	1,303,966
7,310	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.490%	6/25/42	Aaa	1,076,522
1,800	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass-Through Certificates, Series K720, 144A	3.506%	7/25/22	Baa2	1,773,766
5,400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, (I/O)	2.181%	7/25/48	Aaa	117,053

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, 144A	4.084%	8/25/47	Baa3	$3,214,034
1,740	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K50, 144A	3.080%	10/25/47	Baa3	1,695,533
2,000	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.268%	2/25/46	Baa2	2,015,324
3,160	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.811%	1/25/48	BBB–	2,762,508
1,220	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K45, 144A	3.714%	4/25/48	BBB+	1,207,621
1,850	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	4.189%	2/25/26	BBB+	1,876,261
990	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	3.835%	7/25/49	A–	991,319
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	1,542,870
11,406	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.713%	7/25/41	Aaa	1,038,699
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.783%	9/25/41	Aaa	1,559,220
9,800	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	1,250,543
11,060	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.085%	2/25/41	Aaa	847,812
6,257	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	2.035%	7/25/40	Aaa	601,233
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	174,066
13,450	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	1,171,426
775	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.713%	1/25/47	A–	793,307
4,311	Freddie Mac MultiFamily, Structured Pass-Through Certificates, Series 2015-K46, 144A	3.695%	4/25/48	BBB–	3,728,195
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	712,503
4,900	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	4,850,596
3,110	Ginnie Mae Mortgage Pool, (I/O)	4.000%	9/16/26	Aaa	358,844
16,276	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	1,502,826
2,658	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.425%	9/19/35	CCC	2,283,450
3,061	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	2,676,912
2,722	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.404%	4/19/36	Caa3	2,419,640
677	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.755%	3/25/36	Caa3	664,607
5,038	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.975%	8/25/37	B3	4,651,514
323	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.993%	3/25/47	D	266,213
3,310	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.952%	1/25/36	D	3,056,454
4,115	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20, 144A	5.029%	4/10/47	BBB–	2,925,215
1,710	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.110%	1/10/47	A3	1,795,628
1,465	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	133,984
970	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	970,038
3,142	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.191%	5/25/37	D	2,563,151
4,183	HarborView Mortgage Loan Trust 2006-12	0.771%	12/19/36	Ca	3,108,088
4,075	Hilton USA Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-HLT, 144A	5.609%	11/05/30	Ba1	4,081,250
5,320	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.785%	1/25/36	Caa1	4,594,639

NUVEEN	3

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,787	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	0.705%	12/25/36	B3	$3,342,058
1,685	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	4.660%	7/25/37	Caa2	1,443,337
3,360	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.139%	5/25/37	Ca	2,680,268
3,873	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	2.958%	8/25/35	Caa3	3,195,717
487	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.868%	11/25/35	Caa3	412,047
759	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.358%	6/25/36	Ca	618,103
1,535	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.735%	7/25/36	Caa3	1,285,926
2,419	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.645%	7/25/36	Caa3	2,008,310
1,394	IndyMac INDX Mortgage Loan Trust, Series 2006-AR35	0.695%	1/25/37	Caa3	1,140,362
2,443	IndyMac INDX Mortgage Loan Trust, Series 2006-AR39	0.705%	2/25/37	Caa3	2,115,181
6,052	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.648%	6/25/37	Ca	4,598,424
1,226	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.162%	6/25/36	Caa2	1,052,124
3,114	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	Ca	2,720,947
529	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Aa3	530,491
830	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	682,751
3,330	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.562%	8/15/46	Baa3	3,438,900
5,000	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	4,967,870
2,765	JPMorgan Chase Commercial Mortgage Security Corporation Trust, Series 2015- JP1	4.901%	1/15/49	A–	2,946,084
2,300	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba2	2,303,108
4,200	JPMorgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.785%	5/25/37	B1	3,466,506
3,016	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	3.059%	10/25/36	Caa2	2,653,020
63	LB UBS Commercial Mortgage Trust, Series 2006-C4	6.080%	6/15/38	A2	63,071
3,027	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2014-2, 144A	2.523%	12/01/21	N/R	3,025,138
4,255	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-2, 144A	2.523%	1/01/20	N/R	4,218,736
6,067	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-3, 144A	2.523%	3/01/20	N/R	5,967,906
2,846	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-4, 144A	2.494%	4/01/20	N/R	2,809,985
2,275	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-3, 144A, (3)	2.528%	9/01/21	N/R	2,241,557
1,460	Magnetite CLO Limited, Series 2012-6A, 144A	4.450%	9/15/23	BBB	1,442,195
1,995	Magnetite CLO Limited, Series 2012-7A, 144A, (WI/DD), (3)	4.590%	1/15/25	BBB	1,995,000
1,215	Marine Park CLO Limited, Series 2012-1A, 144A	4.351%	5/18/23	BBB	1,211,980
2,825	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	3.010%	8/25/36	Caa2	2,591,940
4,853	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.161%	6/25/37	D	4,045,388
3,900	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.069%	8/12/49	BB	3,890,308
1,925	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, 144A	4.992%	2/15/47	BBB–	1,715,875
6,646	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	0.815%	1/25/36	B1	6,214,346
4,130	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.591%	3/12/44	Ba1	4,117,926
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.403%	10/12/52	Baa1	1,932,541
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.403%	10/12/52	Ba1	1,377,720

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$4,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.865%	4/15/49	Ba2	$3,868,966
3,850	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	3,819,503
2,025	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.477%	1/11/43	BB	2,010,084
2,397	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.208%	3/25/36	Caa3	1,931,643
521	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-15AR	3.169%	11/25/37	CCC	436,859
4,027	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.785%	12/25/35	BB+	3,602,073
720	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A, (3)	3.250%	9/25/56	Aaa	740,784
2,321	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.825%	4/25/36	CCC	2,020,833
3,312	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.715%	7/25/36	Caa3	2,727,123
6,712	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA3	0.825%	4/25/36	Ca	4,826,160
5,057	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.950%	9/25/35	Caa3	4,272,675
2,837	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	2,565,742
1,830	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	1,471,378
1,352	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.572%	5/25/35	Caa3	1,047,860
1,090	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.066%	1/25/36	Caa3	871,403
3,500	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	1.025%	7/25/35	A	3,287,673
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.815%	2/25/36	Ba1	6,519,844
2,099	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	4.300%	7/27/37	D	1,810,833
1,344	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	4.130%	9/25/36	D	1,105,297
2,203	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.470%	4/25/37	Caa2	1,871,694
2,357	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.470%	4/25/37	Caa2	2,001,975
1,561	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	4.096%	8/25/36	D	1,367,033
3,900	Santander Drive Auto Receivables Trust, Series 2015-5	3.650%	12/15/21	BBB	4,028,737
780	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A	4.179%	7/17/26	Baa3	753,981
4,091	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.873%	2/20/47	C	3,492,434
4,285	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.715%	7/25/37	CCC	3,294,947
4,014	Structured Agency Credit Risk Debt Notes 2014-DN2	2.175%	4/25/24	BBB+	4,048,455
2,532	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1	9.725%	10/25/27	N/R	2,930,881
3,135	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3	9.875%	4/25/28	N/R	3,303,727
2,200	Structured Agency Credit Risk Debt Notes, Series 2015-HQ2	2.475%	5/25/25	A3	2,252,817
1,960	Structured Agency Credit Risk Notes, Series 2015-HQA1	9.325%	3/25/28	N/R	1,959,093
2,500	Structured Agency Credit Risk Notes, Series 2015-HQA1	5.225%	3/25/28	B+	2,664,471
905	Structured Agency Credit Risk Notes, Series 2015-HQA1	3.175%	3/25/28	BBB–	925,998
2,423	Structured Agency Credit Risk Notes, Series 2015-HQA2	11.025%	5/25/28	N/R	2,698,706
3,150	Structured Agency Credit Risk Notes, Series 2015-HQA2	5.325%	5/25/28	B	3,370,493
4,775	Structured Agency Credit Risk Notes, Series 2016-DNA1	3.425%	7/25/28	Baa3	4,933,678
2,900	Structured Agency Credit Risk Notes, Series 2016-DNA2	5.175%	10/25/28	B1	3,050,406
4,984	Structured Agency Credit Risk Notes, Series 2016-DNA3	2.525%	12/25/28	BBB–	5,067,486
1,785	Structured Agency Credit Risk Notes, Series 2016-DNA4	9.124%	3/25/29	N/R	1,792,064

NUVEEN	5

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,980	Structured Agency Credit Risk Notes, Series 2016-DNA4	1.824%	3/25/29	BBB–	$1,980,712
3,725	Structured Agency Credit Risk Notes, Series 2016-HQA1	6.875%	9/25/28	B	4,198,265
3,790	Structured Agency Credit Risk Notes, Series 2016-HQA2	5.675%	11/25/28	B1	4,056,653
7,270	Structured Agency Credit Risk Notes, Series 2016-HQA2	2.775%	11/25/28	Baa3	7,454,264
2,674	Structured Agency Credit Risk Notes, Series 2016-HQA3	1.874%	3/25/29	BBB–	2,677,296
2,055	Structured Agency Credit Risk Notes, Series 2016-HQA3	4.374%	3/25/29	B+	2,068,250
1,000	Structured Agency Credit Risk Notes, Series 2016-HQA3	9.524%	3/25/29	N/R	1,005,149
2,364	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	3.042%	4/25/37	D	1,966,250
1,386	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.520%	10/25/37	Caa1	1,272,267
4,234	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.916%	2/25/37	D	3,649,007
2,315	Voya CLO Limited, Series 2012-3AR, 144A	4.630%	10/15/22	BBB	2,264,984
4,200	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B1	4,207,066
1,366	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.839%	4/15/47	B3	1,311,877
3,650	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	Ba2	3,653,759
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.464%	10/15/44	B+	3,738,352
1,517	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.237%	11/25/36	D	1,344,315
2,206	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.026%	1/25/37	D	1,868,703
2,971	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	1.309%	12/25/46	Caa3	2,300,914
1,356	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.533%	6/25/37	D	1,218,169
1,458	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1	0.685%	2/25/37	Caa3	1,099,859
2,010	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,637,472
4,526	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.270%	12/25/36	D	3,852,860
3,419	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.251%	12/25/36	D	2,946,087
2,452	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.487%	7/25/46	Caa3	1,981,368
993	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	835,028
2,467	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	3.081%	12/28/37	D	2,145,741
2,950	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.241%	5/15/48	BBB–	2,417,839
2,785	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	3.019%	11/25/37	Caa2	2,471,432
3,405	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.944%	12/28/37	Caa3	3,116,687
2,950	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR10	2.915%	7/25/36	D	2,763,669
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	1,841,814
$701,712	Total Long-Term Investments (cost $514,486,693)				527,378,584

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 6.9% (5.0% of Total Investments)

	REPURCHASE AGREEMENTS – 3.4% (2.5% of Total Investments)

$13,807	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $13,807,359, collateralized by $12,440,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $14,088,300	0.030%	10/03/16	N/A	$13,807,324

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.5% (2.5% of Total Investments)

14,200	U.S. Treasury Bills	0.000%	10/20/16	AAA	14,198,821
$28,007	Total Short-Term Investments (cost $28,006,612)				28,006,145
	Total Investments (cost $542,493,305) – 137.5%				555,384,729
	Borrowings – (36.4)% (4), (5)				(147,200,000)
	Other Assets Less Liabilities – (1.1)%				(4,211,416)
	Net Assets – 100%				$403,973,313

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$522,401,243	$4,977,341	$527,378,584

Short-Term Investments:
Repurchase Agreements	—	13,807,324	—	13,807,324
U.S. Government and Agency Obligations	—	14,198,821	—	14,198,821
Total	$—	$550,407,388	$4,977,341	$555,384,729

NUVEEN	7

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Mortgage-Backed Securities
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(186)
Purchases at cost	4,977,342
Sales at proceeds	—
Net discounts (premiums)	185
Transfers into	—
Transfers (out of)	—
Balance at the end of period	$4,977,341

As of the end of the reporting period, the mortgage-backed securities fair valued as Level 3 are valued at trade prices because market information was not available on these securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $518,180,786.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$47,618,805
Depreciation	(10,414,862)
Net unrealized appreciation (depreciation) of investments	$37,203,943

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Borrowings as a percentage of Total Investments is 26.5%.

(5)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(I/O)	Interest only security.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016